COMMITMENTS (Tables)	12 Months Ended
Sep. 30, 2013
Commitments Tables
Aggregate minimum annual and total payments due under these operating leases
As of September 30,	2013	2014
Car Lease	$3,429	10,288

TOTAL	$3,429	10,288